Business Combination - Pro forma Financial Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Pro Forma Information
Total revenue	$ 3,354,437	$ 3,076,235	$ 9,191,682	$ 9,390,435
Net loss	$ (368,063)	$ (1,322,199)	$ (2,436,877)	$ (3,435,940)
Weighted average shares, basic	15,077,548	14,806,820	14,821,999	14,602,506
Weighted average shares, diluted	15,077,548	14,806,820	14,821,999	14,602,506
Net Loss per share, basic	$ (0.02)	$ (0.09)	$ (0.16)	$ (0.24)
Net Loss per share, diluted	$ (0.02)	$ (0.09)	$ (0.16)	$ (0.24)
Pro Forma Adjustments
Amortization of intangible assets	$ (552,500)	$ (552,500)	$ (1,657,500)	$ (1,657,500)
Transaction expenses		$ 67,316	$ 301,013	$ 335,430